Loans and Advances to Banks, net	12 Months Ended
Dec. 31, 2018
Loans and Advances to Banks, net
Loans and Advances to Banks, net

11.  Loans and Advances to Banks, net:

(a)   As of December 31, 2017 and 2018, , loans and advance to banks, net are detailed as follows:

	2017	2018
	MCh$	MCh$
Domestic Banks
Interbank loans	120,017	100,023
Other credits with domestic banks	—	—
Provisions for loans to domestic banks	(19)	(247)
Subtotal	119,998	99,776

Foreign Banks
Loans to foreign banks	187,006	239,797
Credits with third countries	61,091	41,872
Chilean export trade banks	41,255	12,873
Provisions for loans to foreign banks	(245)	(765)
Subtotal	289,107	293,777

Central Bank of Chile
Central Bank deposits	350,000	1,100,306
Other Central Bank credits	916	525
Subtotal	350,916	1,100,831
Total	760,021	1,494,384

(b)   Impairment allowance for due from banks:

i.The credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification as of December 31, 2018, is as follows:

	2018				2017
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Domestic Banks
Normal	100,023	—	—	100,023	120,017
Substandard	—	—	—	—	—
Non-complying	—	—	—	—	—
Subtotal	100,023	—	—	100,023	120,017

Foreign Banks
Normal	266,648	27,894	—	294,542	289,352
Substandard	—	—	—	—	—
Non-complying	—	—	—	—	—
Subtotal	266,648	27,894	—	294,542	289,352

Central Bank of Chile
Normal	1,100,831	—	—	1,100,831	350,916
Substandard	—	—	—	—	—
Non-complying	—	—	—	—	—
Subtotal	1,100,831	—	—	1,100,831	350,916
Total	1,467,502	27,894	—	1,495,396	760,285

ii.Changes in the gross carrying amount is, as follows:

	2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total
	MCh$	MCh$	MCh$	MCh$
Gross Carrying amount as at 1 January 2018	760,285	—	—	760,285
Net change on gross carrying amount *	746,808	1,376	—	748,184
Transfer to Stage 1	—	—	—	—
Transfer to Stage 2	(26,518)	26,518	—	—
Transfer to Stage 3	—	—	—	—
Amounts written off	—	—	—	—
Foreign exchange adjustments	(13,073)	—	—	(13,073)
Total	1,467,502	27,894	—	1,495,396

* Net change between assets originated and assets repaid, excluding write offs.

iii.Changes in the ECL allowances is, as follows:

	2018
	Stage 1	Stage 2	Stage 3
	Individual	Individual	Individual	Total
	MCh$	MCh$	MCh$	MCh$
ECL allowances as at 1 January 2018	772	—	—	772
Net change on ECL allowances *	250	9	—	259
Transfer to Stage 1	—	—	—	—
Transfer to Stage 2	(63)	63	—	—
Transfer to Stage 3	—	—	—	—
Impact on year end ECL of exposures transferred between stages during the year **	—	3	—	3
Amounts written off	—	—	—	—
Foreign exchange adjustments	(22)	—	—	(22)
Total	937	75	—	1,012

*   Net allowances change between assets originated and assets repaid, excluding write offs.

** Represents the change in the year-end ECLs of exposures that were transfered from one stage to another during the year.